Columbia Capital Allocation Portfolios
First Quarter Report
April 30, 2025 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.0%
	Shares	Value ($)
International 4.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	661,735	7,464,373
U.S. Large Cap 13.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	187,358	6,458,230
Columbia Disciplined Core Fund, Institutional 3 Class(a)	398,643	5,473,373
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	23,406	1,648,473
Columbia Large Cap Value Fund, Institutional 3 Class(a)	73,544	1,189,940
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	279,522	5,475,838
Total		20,245,854
U.S. Small Cap 0.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	22,092	448,469
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	17,840	457,589
Total		906,058
Total Equity Funds (Cost $27,257,756)		28,616,285

Fixed Income Funds 69.9%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	313,392	2,967,821
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,026,607	11,138,687
Investment Grade 60.5%
Columbia Bond Fund, Institutional 3 Class(a)	1,004,722	30,081,377
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,941,664	17,610,891
Columbia Quality Income Fund, Institutional 3 Class(a)	1,178,971	21,398,316
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,164,919	21,735,788
Total		90,826,372
Total Fixed Income Funds (Cost $115,940,781)		104,932,880

Money Market Funds 10.4%

Columbia Short-Term Cash Fund, 4.503%(a),(c)	15,576,082	15,571,409
Total Money Market Funds (Cost $15,571,720)		15,571,409
Total Investments in Securities (Cost: $158,770,257)		149,120,574
Other Assets & Liabilities, Net		1,072,172
Net Assets		150,192,746
At April 30, 2025, securities and/or cash totaling $1,234,832 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,994,000 SEK	622,365 USD	Barclays	05/09/2025	1,949	—
1,550,305 USD	2,465,000 AUD	Barclays	05/09/2025	28,772	—
2,634,000 NZD	1,510,383 USD	Citi	05/09/2025	—	(54,545)
834,703 USD	8,783,000 NOK	Citi	05/09/2025	9,543	—
1,175,000 GBP	1,574,459 USD	HSBC	05/09/2025	8,498	—
114,470,000 JPY	760,616 USD	Morgan Stanley	05/09/2025	—	(40,639)
8,444,000 SEK	835,700 USD	Morgan Stanley	05/09/2025	—	(38,306)
815,232 USD	671,000 CHF	Morgan Stanley	05/09/2025	—	(1,533)
764,393 USD	114,470,000 JPY	Morgan Stanley	05/09/2025	36,861	—
732,000 EUR	833,807 USD	State Street	05/09/2025	4,198	—
797,250 USD	617,000 GBP	State Street	05/09/2025	25,046	—

Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,088,000 CHF	2,375,932 USD	UBS	05/09/2025	—	(156,115)
1,614,325 USD	1,417,000 CHF	UBS	05/09/2025	104,022	—
751,195 USD	1,039,000 CAD	Wells Fargo	05/09/2025	2,748	—
792,407 USD	732,000 EUR	Wells Fargo	05/09/2025	37,201	—
678,960 USD	7,117,000 NOK	Wells Fargo	05/09/2025	5,145	—
Total				263,983	(291,138)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	20	05/2025	EUR	2,649,440	179,296	—
MSCI Emerging Markets Index	27	06/2025	USD	1,498,500	—	(48,365)
Russell 2000 Index E-mini	5	06/2025	USD	492,450	—	(26,698)
S&P 500 Index E-mini	4	06/2025	USD	1,117,400	—	(21,067)
S&P/TSX 60 Index	13	06/2025	CAD	3,887,000	38,695	—
U.S. Treasury 10-Year Note	57	06/2025	USD	6,396,469	111,096	—
U.S. Treasury Ultra Bond	12	06/2025	USD	1,452,375	—	(9,024)
Total					329,087	(105,154)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(24)	06/2025	EUR	(1,225,680)	50,805	—
FTSE 100 Index	(13)	06/2025	GBP	(1,100,320)	35,052	—
FTSE/MIB Index	(15)	06/2025	EUR	(2,779,650)	80,959	—
MSCI EAFE Index	(9)	06/2025	USD	(1,122,615)	—	(14,497)
Total					166,816	(14,497)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.550%	Total return on Russell 1000 Growth Index	Monthly	Goldman Sachs International	03/31/2026	USD	1,508,169	(832)	5,951	—	—	5,119	—
Total return on Russell 1000 Value Index	SOFR plus 0.750%	Monthly	Goldman Sachs International	03/31/2026	USD	1,506,928	(54,869)	(5,946)	—	—	—	(60,815)
Total							(55,701)	5	—	—	5,119	(60,815)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	30,336,055	354,383	(1,592,594)	983,533	30,081,377	—	(280,449)	312,573	1,004,722
Columbia Contrarian Core Fund, Institutional 3 Class
	7,103,458	178,320	(198,752)	(624,796)	6,458,230	—	36,608	—	187,358
Columbia Corporate Income Fund, Institutional 3 Class
	17,822,544	229,334	(581,861)	140,874	17,610,891	—	(100,621)	204,939	1,941,664
Columbia Disciplined Core Fund, Institutional 3 Class
	5,972,565	153,126	(61,123)	(591,195)	5,473,373	—	3,048	—	398,643
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,985,423	47,347	(52,527)	(12,422)	2,967,821	—	(9,354)	36,891	313,392
Columbia High Yield Bond Fund, Institutional 3 Class
	11,351,611	198,272	(261,818)	(149,378)	11,138,687	—	(25,493)	163,071	1,026,607
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,618,000	229,717	(20,189)	(179,055)	1,648,473	—	3,874	—	23,406
Columbia Large Cap Value Fund, Institutional 3 Class
	1,269,576	4,051	—	(83,687)	1,189,940	—	—	4,051	73,544
Columbia Overseas Core Fund, Institutional 3 Class
	7,556,514	43,922	(684,565)	548,502	7,464,373	—	82,761	—	661,735
Columbia Quality Income Fund, Institutional 3 Class
	21,580,422	255,058	(1,525,050)	1,087,886	21,398,316	—	(282,127)	211,785	1,178,971
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,006,193	157,411	(55,861)	(631,905)	5,475,838	—	8,311	—	279,522
Columbia Select Small Cap Value Fund, Institutional 3 Class
	477,435	51,008	(6,687)	(73,287)	448,469	—	(271)	—	22,092
Columbia Short-Term Cash Fund, 4.503%
	16,168,270	2,329,136	(2,922,454)	(3,543)	15,571,409	—	360	167,923	15,576,082
Columbia Small Cap Growth Fund, Institutional 3 Class
	501,090	48,448	(8,484)	(83,465)	457,589	—	(2,067)	—	17,840
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	21,979,226	221,886	(1,015,765)	550,441	21,735,788	—	(111,370)	192,338	2,164,919
Total	152,728,382			878,503	149,120,574	—	(676,790)	1,293,571

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2025 (Unaudited)
Currency Legend (continued)
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.0%
	Shares	Value ($)
International 9.2%
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,650,953	29,902,749
U.S. Large Cap 23.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	679,081	23,407,909
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,653,838	22,707,193
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	72,545	5,109,372
Columbia Large Cap Value Fund, Institutional 3 Class(a)	202,784	3,281,049
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,157,025	22,666,121
Total		77,171,644
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	96,827	1,965,586
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	77,203	1,980,268
Total		3,945,854
Total Equity Funds (Cost $103,788,632)		111,020,247

Fixed Income Funds 60.5%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	516,694	4,893,090
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,419,782	26,254,635
Investment Grade 51.0%
Columbia Bond Fund, Institutional 3 Class(a)	1,654,759	49,543,475
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,855,177	34,966,458
Columbia Quality Income Fund, Institutional 3 Class(a)	2,303,427	41,807,193
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,020,160	40,362,408
Total		166,679,534
Total Fixed Income Funds (Cost $222,252,459)		197,827,259

Money Market Funds 4.7%

Columbia Short-Term Cash Fund, 4.503%(a),(c)	15,437,840	15,433,209
Total Money Market Funds (Cost $15,434,287)		15,433,209
Total Investments in Securities (Cost: $341,475,378)		324,280,715
Other Assets & Liabilities, Net		2,630,824
Net Assets		326,911,539
At April 30, 2025, securities and/or cash totaling $2,940,403 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,174,000 SEK	1,679,369 USD	Barclays	05/09/2025	5,259	—
4,259,092 USD	6,772,000 AUD	Barclays	05/09/2025	79,044	—
7,230,000 NZD	4,145,807 USD	Citi	05/09/2025	—	(149,724)
2,282,105 USD	24,013,000 NOK	Citi	05/09/2025	26,092	—
3,215,000 GBP	4,307,988 USD	HSBC	05/09/2025	23,252	—
314,551,000 JPY	2,090,088 USD	Morgan Stanley	05/09/2025	—	(111,670)
23,192,000 SEK	2,295,306 USD	Morgan Stanley	05/09/2025	—	(105,211)
2,236,723 USD	1,841,000 CHF	Morgan Stanley	05/09/2025	—	(4,205)
2,100,469 USD	314,551,000 JPY	Morgan Stanley	05/09/2025	101,290	—
2,012,000 EUR	2,291,829 USD	State Street	05/09/2025	11,539	—
2,188,885 USD	1,694,000 GBP	State Street	05/09/2025	68,764	—

Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,734,000 CHF	6,524,710 USD	UBS	05/09/2025	—	(428,718)
4,435,123 USD	3,893,000 CHF	UBS	05/09/2025	285,786	—
2,048,253 USD	2,833,000 CAD	Wells Fargo	05/09/2025	7,493	—
2,178,036 USD	2,012,000 EUR	Wells Fargo	05/09/2025	102,253	—
1,873,271 USD	19,636,000 NOK	Wells Fargo	05/09/2025	14,196	—
Total				724,968	(799,528)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	48	05/2025	EUR	6,358,656	430,310	—
MSCI Emerging Markets Index	66	06/2025	USD	3,663,000	—	(118,226)
Russell 2000 Index E-mini	6	06/2025	USD	590,940	—	(33,193)
S&P 500 Index E-mini	13	06/2025	USD	3,631,550	—	(68,468)
S&P/TSX 60 Index	31	06/2025	CAD	9,269,000	92,272	—
U.S. Treasury 10-Year Note	99	06/2025	USD	11,109,656	211,955	—
U.S. Treasury Ultra Bond	27	06/2025	USD	3,267,844	—	(20,304)
Total					734,537	(240,191)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(61)	06/2025	EUR	(3,115,270)	129,129	—
FTSE 100 Index	(32)	06/2025	GBP	(2,708,480)	86,281	—
FTSE/MIB Index	(37)	06/2025	EUR	(6,856,470)	199,699	—
MSCI EAFE Index	(16)	06/2025	USD	(1,995,760)	—	(25,773)
Total					415,109	(25,773)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.550%	Total return on Russell 1000 Growth Index	Monthly	Goldman Sachs International	03/31/2026	USD	4,138,873	(2,282)	16,330	—	—	14,049	—
Total return on Russell 1000 Value Index	SOFR plus 0.750%	Monthly	Goldman Sachs International	03/31/2026	USD	4,141,947	(150,815)	(16,342)	—	—	—	(167,157)
Total							(153,097)	(12)	—	—	14,049	(167,157)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,023,730	569,759	(2,681,536)	1,631,522	49,543,475	—	(468,236)	518,626	1,654,759
Columbia Contrarian Core Fund, Institutional 3 Class
	25,304,797	396,569	(95,966)	(2,197,491)	23,407,909	—	25,224	—	679,081
Columbia Corporate Income Fund, Institutional 3 Class
	35,511,187	446,805	(1,296,200)	304,666	34,966,458	—	(227,830)	410,081	3,855,177
Columbia Disciplined Core Fund, Institutional 3 Class
	24,688,293	530,502	(42,607)	(2,468,995)	22,707,193	—	8,788	—	1,653,838
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,935,428	74,956	(88,382)	(28,912)	4,893,090	—	(7,515)	61,151	516,694
Columbia High Yield Bond Fund, Institutional 3 Class
	26,631,427	448,445	(453,672)	(371,565)	26,254,635	—	(42,713)	384,481	2,419,782
Columbia Large Cap Growth Fund, Institutional 3 Class
	5,034,889	660,960	(11,193)	(575,284)	5,109,372	—	2,513	—	72,545
Columbia Large Cap Value Fund, Institutional 3 Class
	3,500,632	11,169	—	(230,752)	3,281,049	—	—	11,169	202,784
Columbia Overseas Core Fund, Institutional 3 Class
	30,013,316	33,633	(2,317,690)	2,173,490	29,902,749	—	323,056	—	2,650,953
Columbia Quality Income Fund, Institutional 3 Class
	42,060,505	445,699	(2,774,228)	2,075,217	41,807,193	—	(493,416)	415,801	2,303,427
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	24,785,503	538,076	(37,564)	(2,619,894)	22,666,121	—	13,830	—	1,157,025
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,202,333	105,459	(4,897)	(337,309)	1,965,586	—	(99)	—	96,827
Columbia Short-Term Cash Fund, 4.503%
	17,094,487	5,221,626	(6,879,610)	(3,294)	15,433,209	—	28	169,359	15,437,840
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,286,101	89,291	(6,021)	(389,103)	1,980,268	—	(1,225)	—	77,203
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	40,692,100	426,254	(1,714,892)	958,946	40,362,408	—	(140,875)	358,912	4,020,160
Total	334,764,728			(2,078,758)	324,280,715	—	(1,008,470)	2,329,580

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2025 (Unaudited)
Currency Legend (continued)
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 48.5%
	Shares	Value ($)
International 13.7%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,468,314	20,027,809
Columbia Overseas Core Fund, Institutional 3 Class(a)	10,252,099	115,643,675
Total		135,671,484
U.S. Large Cap 33.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,401,295	82,772,620
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,260,040	88,744,642
Columbia Large Cap Value Fund, Institutional 3 Class(a)	4,636,824	75,023,818
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,168,531	81,661,520
Total		328,202,600
U.S. Small Cap 1.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	433,806	8,806,260
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	335,985	8,618,012
Total		17,424,272
Total Equity Funds (Cost $445,652,900)		481,298,356

Fixed Income Funds 49.4%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,594,988	15,104,534
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	9,794,275	106,267,878
Investment Grade 37.2%
Columbia Bond Fund, Institutional 3 Class(a)	4,108,567	123,010,501
Columbia Corporate Income Fund, Institutional 3 Class(a)	8,778,517	79,621,148
Columbia Quality Income Fund, Institutional 3 Class(a)	5,549,709	100,727,217
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,511,436	65,374,820
Total		368,733,686
Total Fixed Income Funds (Cost $555,597,569)		490,106,098

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 4.503%(a),(c)	10,026,295	10,023,287
Total Money Market Funds (Cost $10,022,974)		10,023,287
Total Investments in Securities (Cost: $1,011,273,443)		981,427,741
Other Assets & Liabilities, Net		10,450,442
Net Assets		991,878,183
At April 30, 2025, securities and/or cash totaling $11,475,118 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
56,289,000 SEK	5,844,564 USD	Barclays	05/09/2025	18,301	—
15,927,571 USD	25,325,000 AUD	Barclays	05/09/2025	295,599	—
26,444,000 NZD	15,163,207 USD	Citi	05/09/2025	—	(547,861)
8,484,358 USD	89,275,000 NOK	Citi	05/09/2025	97,004	—
11,863,000 GBP	15,896,005 USD	HSBC	05/09/2025	85,797	—
1,163,732,000 JPY	7,732,618 USD	Morgan Stanley	05/09/2025	—	(413,143)
86,736,000 SEK	8,584,238 USD	Morgan Stanley	05/09/2025	—	(393,480)
8,181,475 USD	6,734,000 CHF	Morgan Stanley	05/09/2025	—	(15,381)
7,771,020 USD	1,163,732,000 JPY	Morgan Stanley	05/09/2025	374,740	—
7,443,000 EUR	8,478,173 USD	State Street	05/09/2025	42,688	—

Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,186,999 USD	6,336,000 GBP	State Street	05/09/2025	257,195	—
21,444,000 CHF	24,401,096 USD	UBS	05/09/2025	—	(1,603,317)
16,758,453 USD	14,710,000 CHF	UBS	05/09/2025	1,079,866	—
7,441,817 USD	10,293,000 CAD	Wells Fargo	05/09/2025	27,225	—
8,057,219 USD	7,443,000 EUR	Wells Fargo	05/09/2025	378,266	—
6,713,476 USD	70,372,000 NOK	Wells Fargo	05/09/2025	50,877	—
Total				2,707,558	(2,973,182)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	176	05/2025	EUR	23,315,072	1,577,802	—
MSCI Emerging Markets Index	273	06/2025	USD	15,151,500	—	(489,028)
Russell 2000 Index E-mini	11	06/2025	USD	1,083,390	—	(60,853)
S&P 500 Index E-mini	74	06/2025	USD	20,671,900	—	(389,743)
S&P/TSX 60 Index	110	06/2025	CAD	32,890,000	327,417	—
U.S. Treasury 10-Year Note	377	06/2025	USD	42,306,469	950,333	—
U.S. Treasury Ultra Bond	65	06/2025	USD	7,867,031	—	(48,880)
Total					2,855,552	(988,504)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(214)	06/2025	EUR	(10,928,980)	453,009	—
FTSE 100 Index	(110)	06/2025	GBP	(9,310,400)	296,592	—
FTSE/MIB Index	(127)	06/2025	EUR	(23,534,370)	685,452	—
MSCI EAFE Index	(103)	06/2025	USD	(12,847,705)	—	(165,911)
Total					1,435,053	(165,911)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.550%	Total return on Russell 1000 Growth Index	Monthly	Goldman Sachs International	03/31/2026	USD	15,146,594	(8,350)	59,762	—	—	51,412	—
Total return on Russell 1000 Value Index	SOFR plus 0.750%	Monthly	Goldman Sachs International	03/31/2026	USD	15,153,464	(551,762)	(59,789)	—	—	—	(611,551)
Total							(560,112)	(27)	—	—	51,412	(611,551)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,875,350	1,293,763	(8,565,755)	4,407,143	123,010,501	—	(1,503,565)	1,293,763	4,108,567
Columbia Contrarian Core Fund, Institutional 3 Class
	91,531,177	74,787	(851,748)	(7,981,596)	82,772,620	—	225,662	—	2,401,295
Columbia Corporate Income Fund, Institutional 3 Class
	82,335,032	940,713	(4,706,042)	1,051,445	79,621,148	—	(874,807)	940,713	8,778,517
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	15,708,126	190,886	(811,182)	16,704	15,104,534	—	(128,565)	190,886	1,594,988
Columbia Emerging Markets Fund, Institutional 3 Class
	20,847,276	3,939	(644,534)	(178,872)	20,027,809	—	293,858	—	1,468,314
Columbia High Yield Bond Fund, Institutional 3 Class
	110,381,470	1,573,209	(4,384,858)	(1,301,943)	106,267,878	—	(407,021)	1,573,209	9,794,275
Columbia Large Cap Growth Fund, Institutional 3 Class
	103,619,082	172,132	(3,049,583)	(11,996,989)	88,744,642	—	1,160,675	—	1,260,040
Columbia Large Cap Value Fund, Institutional 3 Class
	78,564,400	3,839,967	(1,837,731)	(5,542,818)	75,023,818	—	247,650	258,446	4,636,824
Columbia Overseas Core Fund, Institutional 3 Class
	115,351,048	—	(8,838,985)	9,131,612	115,643,675	—	371,648	—	10,252,099
Columbia Quality Income Fund, Institutional 3 Class
	102,260,734	1,003,556	(7,710,408)	5,173,335	100,727,217	—	(1,355,113)	1,003,556	5,549,709
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	91,315,939	87,473	(154,379)	(9,587,513)	81,661,520	—	58,909	—	4,168,531
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,348,642	15,686	—	(1,558,068)	8,806,260	—	—	—	433,806
Columbia Short-Term Cash Fund, 4.503%
	17,113,821	18,550,850	(25,640,232)	(1,152)	10,023,287	—	(1,703)	131,827	10,026,295
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,416,354	17,493	(74,614)	(1,741,221)	8,618,012	—	(3,482)	—	335,985
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	67,081,737	585,177	(4,388,561)	2,096,467	65,374,820	—	(758,824)	585,177	6,511,436
Total	1,042,750,188			(18,013,466)	981,427,741	—	(2,674,678)	5,977,577

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2025 (Unaudited)
Currency Legend (continued)
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 63.7%
	Shares	Value ($)
International 17.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,824,091	65,800,604
Columbia Overseas Core Fund, Institutional 3 Class(a)	18,425,056	207,834,637
Total		273,635,241
U.S. Large Cap 44.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,359,820	184,752,992
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,775,508	195,479,017
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,159,879	164,386,847
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,602,459	168,522,170
Total		713,141,026
U.S. Small Cap 2.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	942,704	19,136,881
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	734,138	18,830,649
Total		37,967,530
Total Equity Funds (Cost $943,244,211)		1,024,743,797

Fixed Income Funds 34.3%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,740,202	16,479,712
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	13,734,860	149,023,231
Investment Grade 24.0%
Columbia Bond Fund, Institutional 3 Class(a)	4,487,228	134,347,606
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,882,169	89,631,274
Columbia Quality Income Fund, Institutional 3 Class(a)	5,953,468	108,055,452
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,324,453	53,457,504
Total		385,491,836
Total Fixed Income Funds (Cost $616,905,253)		550,994,779

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 4.503%(a),(c)	13,717,051	13,712,936
Total Money Market Funds (Cost $13,712,407)		13,712,936
Total Investments in Securities (Cost: $1,573,861,871)		1,589,451,512
Other Assets & Liabilities, Net		18,127,033
Net Assets		1,607,578,545
At April 30, 2025, securities and/or cash totaling $20,057,746 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
104,963,000 SEK	10,898,453 USD	Barclays	05/09/2025	34,126	—
30,319,932 USD	48,209,000 AUD	Barclays	05/09/2025	562,705	—
50,122,000 NZD	28,740,289 USD	Citi	05/09/2025	—	(1,038,494)
16,059,314 USD	168,981,000 NOK	Citi	05/09/2025	183,611	—
22,498,000 GBP	30,146,532 USD	HSBC	05/09/2025	162,713	—
2,210,011,000 JPY	14,684,800 USD	Morgan Stanley	05/09/2025	—	(784,588)
165,113,000 SEK	16,341,188 USD	Morgan Stanley	05/09/2025	—	(749,040)
15,508,839 USD	12,765,000 CHF	Morgan Stanley	05/09/2025	—	(29,156)

Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,757,728 USD	2,210,011,000 JPY	Morgan Stanley	05/09/2025	711,659	—
14,135,000 EUR	16,100,896 USD	State Street	05/09/2025	81,069	—
15,584,501 USD	12,061,000 GBP	State Street	05/09/2025	489,588	—
40,822,000 CHF	46,451,293 USD	UBS	05/09/2025	—	(3,052,165)
31,964,100 USD	28,057,000 CHF	UBS	05/09/2025	2,059,674	—
4,489,000 AUD	2,866,808 USD	Wells Fargo	05/09/2025	—	(8,841)
14,052,909 USD	19,437,000 CAD	Wells Fargo	05/09/2025	51,411	—
15,301,463 USD	14,135,000 EUR	Wells Fargo	05/09/2025	718,364	—
12,747,038 USD	133,617,000 NOK	Wells Fargo	05/09/2025	96,601	—
Total				5,151,521	(5,662,284)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	314	05/2025	EUR	41,596,208	2,814,943	—
MSCI Emerging Markets Index	474	06/2025	USD	26,307,000	—	(849,081)
S&P 500 Index E-mini	124	06/2025	USD	34,639,400	—	(665,769)
S&P/TSX 60 Index	200	06/2025	CAD	59,800,000	595,304	—
U.S. Treasury 10-Year Note	566	06/2025	USD	63,515,813	1,426,759	—
U.S. Treasury Ultra Bond	118	06/2025	USD	14,281,688	—	(88,736)
Total					4,837,006	(1,603,586)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(389)	06/2025	EUR	(19,866,230)	823,460	—
FTSE 100 Index	(200)	06/2025	GBP	(16,928,000)	539,258	—
FTSE/MIB Index	(223)	06/2025	EUR	(41,324,130)	1,203,589	—
MSCI EAFE Index	(189)	06/2025	USD	(23,574,915)	—	(304,439)
Total					2,566,307	(304,439)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.550%	Total return on Russell 1000 Growth Index	Monthly	Goldman Sachs International	03/31/2026	USD	28,712,474	(15,828)	113,287	—	—	97,459	—
Total return on Russell 1000 Value Index	SOFR plus 0.750%	Monthly	Goldman Sachs International	03/31/2026	USD	28,721,427	(1,045,793)	(113,322)	—	—	—	(1,159,115)
Total							(1,061,621)	(35)	—	—	97,459	(1,159,115)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	135,738,655	1,406,256	(7,210,581)	4,413,276	134,347,606	—	(1,258,951)	1,406,203	4,487,228
Columbia Contrarian Core Fund, Institutional 3 Class
	204,521,577	97	(1,922,430)	(17,846,252)	184,752,992	—	495,964	—	5,359,820
Columbia Corporate Income Fund, Institutional 3 Class
	91,946,087	1,056,631	(4,377,363)	1,005,919	89,631,274	—	(807,565)	1,056,607	9,882,169
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	17,128,107	208,357	(710,731)	(146,021)	16,479,712	—	24,200	208,356	1,740,202
Columbia Emerging Markets Fund, Institutional 3 Class
	68,057,909	—	(1,700,615)	(556,690)	65,800,604	—	911,754	—	4,824,091
Columbia High Yield Bond Fund, Institutional 3 Class
	154,583,286	2,206,152	(5,922,458)	(1,843,749)	149,023,231	—	(548,619)	2,206,129	13,734,860
Columbia Large Cap Growth Fund, Institutional 3 Class
	229,085,942	328	(6,987,768)	(26,619,485)	195,479,017	—	2,596,304	—	2,775,508
Columbia Large Cap Value Fund, Institutional 3 Class
	174,089,932	9,661,406	(6,763,738)	(12,600,753)	164,386,847	—	919,834	569,406	10,159,879
Columbia Overseas Core Fund, Institutional 3 Class
	205,515,840	—	(13,420,581)	15,739,378	207,834,637	—	1,266,864	—	18,425,056
Columbia Quality Income Fund, Institutional 3 Class
	107,282,920	1,067,231	(5,589,972)	5,295,273	108,055,452	—	(1,239,194)	1,067,156	5,953,468
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	189,044,773	130	(601,166)	(19,921,567)	168,522,170	—	224,475	—	8,602,459
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,530,555	50	—	(3,393,724)	19,136,881	—	—	—	942,704
Columbia Short-Term Cash Fund, 4.503%
	26,040,971	37,329,419	(49,655,601)	(1,853)	13,712,936	—	(2,433)	191,052	13,717,051
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,829,165	36	(185,744)	(3,812,808)	18,830,649	—	(9,497)	—	734,138
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,964,168	475,476	(2,496,138)	1,513,998	53,457,504	—	(429,075)	475,447	5,324,453
Total	1,702,359,887			(58,775,058)	1,589,451,512	—	2,144,061	7,180,356

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2025 (Unaudited)
Currency Legend (continued)
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 79.4%
	Shares	Value ($)
International 21.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,597,293	76,347,069
Columbia Overseas Core Fund, Institutional 3 Class(a)	16,653,104	187,847,018
Total		264,194,087
U.S. Large Cap 54.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,172,583	178,298,959
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,492,522	175,548,318
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,056,427	146,532,986
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,800,019	172,392,375
Total		672,772,638
U.S. Small Cap 3.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	904,602	18,363,415
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	713,451	18,300,026
Total		36,663,441
Total Equity Funds (Cost $871,709,522)		973,630,166

Fixed Income Funds 18.8%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	670,738	6,351,887
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,227,253	89,265,697
Investment Grade 11.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,317,905	48,233,398
Columbia Quality Income Fund, Institutional 3 Class(a)	3,409,017	61,873,660
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,404,130	24,137,462
Total		134,244,520
Total Fixed Income Funds (Cost $232,568,732)		229,862,104

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 4.503%(a),(c)	7,851,660	7,849,304
Total Money Market Funds (Cost $7,848,860)		7,849,304
Total Investments in Securities (Cost: $1,112,127,114)		1,211,341,574
Other Assets & Liabilities, Net		15,049,450
Net Assets		1,226,391,024
At April 30, 2025, securities and/or cash totaling $16,673,752 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
90,264,000 SEK	9,372,235 USD	Barclays	05/09/2025	29,347	—
26,628,132 USD	42,339,000 AUD	Barclays	05/09/2025	494,189	—
43,864,000 NZD	25,151,838 USD	Citi	05/09/2025	—	(908,905)
14,031,622 USD	147,645,000 NOK	Citi	05/09/2025	160,428	—
19,685,000 GBP	26,377,211 USD	HSBC	05/09/2025	142,368	—
1,938,043,000 JPY	12,877,662 USD	Morgan Stanley	05/09/2025	—	(688,035)
145,009,000 SEK	14,351,501 USD	Morgan Stanley	05/09/2025	—	(657,838)
13,572,209 USD	11,171,000 CHF	Morgan Stanley	05/09/2025	—	(25,515)

Columbia Capital Allocation Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,941,615 USD	1,938,043,000 JPY	Morgan Stanley	05/09/2025	624,081	—
12,396,000 EUR	14,120,036 USD	State Street	05/09/2025	71,095	—
13,687,639 USD	10,593,000 GBP	State Street	05/09/2025	429,998	—
35,852,000 CHF	40,795,937 USD	UBS	05/09/2025	—	(2,680,569)
28,117,972 USD	24,681,000 CHF	UBS	05/09/2025	1,811,841	—
4,254,000 AUD	2,716,730 USD	Wells Fargo	05/09/2025	—	(8,378)
12,241,799 USD	16,932,000 CAD	Wells Fargo	05/09/2025	44,786	—
13,418,955 USD	12,396,000 EUR	Wells Fargo	05/09/2025	629,985	—
11,177,806 USD	117,168,000 NOK	Wells Fargo	05/09/2025	84,709	—
Total				4,522,827	(4,969,240)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	265	05/2025	EUR	35,105,080	2,375,668	—
MSCI Emerging Markets Index	438	06/2025	USD	24,309,000	—	(784,594)
S&P 500 Index E-mini	97	06/2025	USD	27,096,950	—	(569,236)
S&P/TSX 60 Index	169	06/2025	CAD	50,531,000	503,032	—
U.S. Treasury 10-Year Note	445	06/2025	USD	49,937,344	986,378	—
U.S. Treasury Ultra Bond	100	06/2025	USD	12,103,125	—	(75,200)
Total					3,865,078	(1,429,030)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(329)	06/2025	EUR	(16,802,030)	696,448	—
FTSE 100 Index	(169)	06/2025	GBP	(14,304,160)	455,673	—
FTSE/MIB Index	(183)	06/2025	EUR	(33,911,730)	987,699	—
MSCI EAFE Index	(211)	06/2025	USD	(26,319,085)	—	(339,877)
Russell 2000 Index E-mini	(12)	06/2025	USD	(1,181,880)	54,609	—
Total					2,194,429	(339,877)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.550%	Total return on Russell 1000 Growth Index	Monthly	Goldman Sachs International	03/31/2026	USD	25,127,233	(13,852)	99,141	—	—	85,289	—
Total return on Russell 1000 Value Index	SOFR plus 0.750%	Monthly	Goldman Sachs International	03/31/2026	USD	25,135,107	(915,209)	(99,172)	—	—	—	(1,014,381)
Total							(929,061)	(31)	—	—	85,289	(1,014,381)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Columbia Capital Allocation Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	197,164,113	—	(1,538,021)	(17,327,133)	178,298,959	—	576,603	—	5,172,583
Columbia Corporate Income Fund, Institutional 3 Class
	48,950,438	566,385	(1,385,563)	102,138	48,233,398	—	(977)	566,385	5,317,905
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,566,077	80,366	(239,434)	(55,122)	6,351,887	—	7,293	80,366	670,738
Columbia Emerging Markets Fund, Institutional 3 Class
	78,033,027	3	(1,433,789)	(252,172)	76,347,069	—	611,206	—	5,597,293
Columbia High Yield Bond Fund, Institutional 3 Class
	92,507,411	1,323,067	(3,242,294)	(1,322,487)	89,265,697	—	(117,616)	1,323,067	8,227,253
Columbia Large Cap Growth Fund, Institutional 3 Class
	205,271,465	119	(5,849,595)	(23,873,671)	175,548,318	—	2,293,406	—	2,492,522
Columbia Large Cap Value Fund, Institutional 3 Class
	156,348,589	8,652,562	(6,934,552)	(11,533,613)	146,532,986	—	1,030,998	509,562	9,056,427
Columbia Overseas Core Fund, Institutional 3 Class
	182,595,695	—	(8,884,673)	14,135,996	187,847,018	—	1,098,509	—	16,653,104
Columbia Quality Income Fund, Institutional 3 Class
	60,854,080	608,466	(1,835,662)	2,246,776	61,873,660	—	63,583	608,466	3,409,017
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	193,792,953	—	(804,162)	(20,596,416)	172,392,375	—	447,661	—	8,800,019
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,620,825	7	(592)	(3,256,825)	18,363,415	—	268	—	904,602
Columbia Short-Term Cash Fund, 4.503%
	18,004,803	23,645,442	(33,799,735)	(1,206)	7,849,304	—	(1,726)	124,508	7,851,660
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,122,119	7	(70,409)	(3,751,691)	18,300,026	—	35,204	—	713,451
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	24,052,706	213,332	(611,040)	482,464	24,137,462	—	3,024	213,331	2,404,130
Total	1,307,884,301			(65,002,962)	1,211,341,574	—	6,047,436	3,425,685

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Columbia Capital Allocation Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2025 (Unaudited)
Currency Legend (continued)
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Aggressive Portfolio | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT124_01_R01_(06/25)